Reinsurance - Gains and Losses on Funds Withheld Reinsurance Treaties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities
Realized gains on sale	$ 168	$ 772	$ 302
Realized losses on sale	(88)	(195)	(107)
Credit loss expense	(2)	(17)
Credit loss expense on mortgage loans	85	(108)
Net gains (losses) on derivative instruments	(2,640)	(7,267)	(6,571)
Net gains (losses) on funds withheld payable under reinsurance treaties	(21)	440	(330)
Embedded derivative gain (loss)	(1,876)	(8,322)	(6,571)
Funds withheld assets
Available-for-sale securities
Realized gains on sale	536	2,074	0
Realized losses on sale	(52)	(12)	0
Credit loss expense	(1)	0	0
Gross impairments	0	(2)	0
Credit loss expense on mortgage loans	23	(47)	0
Other	(29)	4	0
Net gains (losses) on non-derivative investments	477	2,017	0
Net gains (losses) on derivative instruments	58	(228)	0
Net gains (losses) on funds withheld payable under reinsurance treaties	(556)	(1,349)	(330)
Total net gains (losses) on derivatives and investments	(21)	440	(330)
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Total net gains (losses) on derivatives and investments	(21)	440	(330)
Embedded derivative gain (loss)	764	(1,055)	0
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Available-for-sale securities
Embedded derivative gain (loss)	$ 707	$ (827)	$ 0